Cover	6 Months Ended
May 31, 2021
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Byrna Technologies Inc.
Entity Central Index Key	0001354866
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false